LOSS PER SHARE (Schedule of Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income	$ (14,858)	$ (24,184)	$ (41,907)
Denominator:
Weighted average number of common shares outstanding for basic EPS	108,444,405	67,008,897	30,689,545
Adjustment for stock options
Weighted average number of common shares outstanding for diluted EPS	108,444,405	67,008,897	30,689,545
Basic and diluted loss per share	$ (0.14)	$ (0.36)	$ (1.37)